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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05550

The Alger Portfolios
__________________________________________________________________
(Exact name of registrant as specified in charter)

360 Park Avenue South, New York, New York 10010

__________________________________________________________________
(Address of principal executive offices) (Zip code)

Mr. Hal Liebes

Fred Alger Management, Inc.

360 Park Avenue South

New York, New York 10010

__________________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-806-8800

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

ITEM 1. Schedule of Investments.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited)

COMMON STOCKS—94.1%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
General Dynamics Corp.	10,008	$2,210,767
The Boeing Co.	17,775	5,828,067
United Technologies Corp.	22,017	2,770,179
		10,809,013
AIR FREIGHT & LOGISTICS—0.3%
FedEx Corp.	6,845	1,643,553
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
adidas AG	3,701	900,444
PVH Corp.	19,237	2,913,059
		3,813,503
APPLICATION SOFTWARE—5.6%
Adobe Systems, Inc. *	31,679	6,845,198
Autodesk, Inc. *	49,454	6,210,433
salesforce. com, Inc. *	137,159	15,951,592
		29,007,223
ASSET MANAGEMENT & CUSTODY BANKS—0.5%
BlackRock, Inc. , Cl. A	3,090	1,673,915
WisdomTree Investments, Inc.	117,952	1,081,620
		2,755,535
AUTO PARTS & EQUIPMENT—0.3%
Aptiv PLC.	20,810	1,768,226
BIOTECHNOLOGY—4.2%
AbbVie, Inc.	47,463	4,492,373
ACADIA Pharmaceuticals, Inc. *	24,276	545,482
BioMarin Pharmaceutical, Inc. *	22,133	1,794,322
Celgene Corp. *	18,058	1,610,954
Exact Sciences Corp. *	59,734	2,409,072
Sarepta Therapeutics, Inc. *	36,725	2,720,955
Vertex Pharmaceuticals, Inc. *	48,768	7,948,209
		21,521,367
BROADCASTING—0.1%
CBS Corp. , Cl. B	13,538	695,718
CABLE & SATELLITE—0.8%
Charter Communications, Inc. , Cl. A*	4,734	1,473,315
Comcast Corp. , Cl. A	82,756	2,827,773
		4,301,088
COMMUNICATIONS EQUIPMENT—0.2%
Palo Alto Networks, Inc. *	5,517	1,001,446
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.3%
Caterpillar, Inc.	10,889	1,604,821
CONSTRUCTION MATERIALS—0.9%
Vulcan Materials Co.	42,650	4,869,350
DATA PROCESSING & OUTSOURCED SERVICES—4.2%
Visa, Inc. , Cl. A	178,950	21,405,999

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT. )	SHARES	VALUE
DIVERSIFIED BANKS—2.7%
Bank of America Corp.	330,719	$9,918,263
Citigroup, Inc.	21,661	1,462,118
JPMorgan Chase & Co.	23,891	2,627,293
		14,007,674
DIVERSIFIED CHEMICALS—0.5%
DowDuPont, Inc.	36,155	2,303,435
DIVERSIFIED SUPPORT SERVICES—0.5%
Cintas Corp.	15,811	2,697,040
FINANCIAL EXCHANGES & DATA—2.7%
Intercontinental Exchange, Inc.	116,847	8,473,745
S&P Global, Inc.	27,890	5,328,663
		13,802,408
HEALTH CARE EQUIPMENT—3.5%
Boston Scientific Corp. *	133,125	3,636,975
Danaher Corp.	67,398	6,598,938
Intuitive Surgical, Inc.	4,107	1,695,493
Medtronic PLC.	48,232	3,869,171
Zimmer Biomet Holdings, Inc.	22,442	2,447,076
		18,247,653
HOME ENTERTAINMENT SOFTWARE—0.7%
Electronic Arts, Inc. *	30,939	3,751,044
HOME IMPROVEMENT RETAIL—2.5%
The Home Depot, Inc.	73,071	13,024,175
HOTELS RESORTS & CRUISE LINES—0.5%
Norwegian Cruise Line Holdings Ltd. *	51,503	2,728,114
HYPERMARKETS & SUPER CENTERS—0.5%
Walmart, Inc. *	25,955	2,309,216
INDUSTRIAL CONGLOMERATES—2.4%
Honeywell International, Inc.	85,372	12,337,108
INDUSTRIAL GASES—1.3%
Air Products & Chemicals, Inc.	40,355	6,417,656
INDUSTRIAL MACHINERY—1.1%
Stanley Black & Decker, Inc.	37,257	5,707,772
INTERNET & DIRECT MARKETING RETAIL—10.4%
Amazon. com, Inc. *	32,410	46,908,289
Booking Holdings, Inc. *	1,018	2,117,837
Netflix, Inc. *	15,211	4,492,569
		53,518,695
INTERNET SOFTWARE & SERVICES—12.6%
Alibaba Group Holding Ltd. #*	67,592	12,405,836
Alphabet, Inc. , Cl. C*	22,902	23,630,055
Altaba, Inc. *	70,182	5,196,275
Facebook, Inc. , Cl. A*	137,626	21,991,259
iQIYI, Inc. #*	42,143	655,324
Palantir Technologies, Inc. , Cl. A*,@,(a)	41,286	237,394

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT. )	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—12.6% (CONT. )
Tencent Holdings Ltd. *	16,648	$893,657
		65,009,800
INVESTMENT BANKING & BROKERAGE—0.8%
Morgan Stanley	76,775	4,142,779
IT CONSULTING & OTHER SERVICES—0.4%
Cognizant Technology Solutions Corp. , Cl. A	27,376	2,203,768
LEISURE FACILITIES—0.5%
Vail Resorts, Inc.	12,341	2,736,000
LIFE SCIENCES TOOLS & SERVICES—0.9%
Illumina, Inc. *	15,247	3,604,696
Thermo Fisher Scientific, Inc.	4,052	836,576
		4,441,272
MANAGED HEALTH CARE—3.4%
Aetna, Inc.	7,560	1,277,640
UnitedHealth Group, Inc.	75,660	16,191,240
		17,468,880
OIL & GAS EQUIPMENT & SERVICES—0.5%
Halliburton Co.	49,582	2,327,379
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Pioneer Natural Resources Co.	25,575	4,393,273
PAPER PACKAGING—0.4%
International Paper Co.	35,058	1,873,149
PHARMACEUTICALS—0.6%
Allergan PLC.	3,083	518,838
Bristol-Myers Squibb Co.	41,573	2,629,492
		3,148,330
PROPERTY & CASUALTY INSURANCE—0.3%
The Progressive Corp.	22,502	1,371,047
RAILROADS—1.2%
Union Pacific Corp.	44,195	5,941,134
RESTAURANTS—0.9%
McDonald's Corp.	30,404	4,754,577
SEMICONDUCTOR EQUIPMENT—1.7%
Applied Materials, Inc.	131,299	7,301,538
Lam Research Corp.	6,670	1,355,077
		8,656,615
SEMICONDUCTORS—4.7%
Broadcom Ltd.	52,271	12,317,661
Marvell Technology Group Ltd.	138,314	2,904,594
Microchip Technology, Inc.	41,630	3,803,317
Micron Technology, Inc. *	32,476	1,693,298
NVIDIA Corp.	13,842	3,205,669
		23,924,539
SPECIALTY CHEMICALS—0.7%
The Sherwin-Williams Co.	9,133	3,581,232

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—94.1% (CONT. )	SHARES	VALUE
SYSTEMS SOFTWARE—9.8%
Microsoft Corp.	440,075	$40,165,645
Red Hat, Inc. *	39,860	5,959,469
ServiceNow, Inc. *	19,359	3,202,946
VMware, Inc. , Cl. A*	8,725	1,058,081
		50,386,141
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.9%
Apple, Inc.	118,448	19,873,205
TOBACCO—0.4%
Philip Morris International, Inc.	20,789	2,066,427
TOTAL COMMON STOCKS
(Cost $344,362,607)		484,348,379
PREFERRED STOCKS—0.3%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@,(a)	168,373	968,145
Palantir Technologies, Inc. , Cl. D*,@,(a)	21,936	126,132
		1,094,277
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	20,889	549,589
TOTAL PREFERRED STOCKS
(Cost $1,933,274)		1,643,866
MASTER LIMITED PARTNERSHIP—0.6%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
The Blackstone Group LP.	98,545	3,148,513
(Cost $2,731,322)		3,148,513
REAL ESTATE INVESTMENT TRUST—2.4%	SHARES	VALUE
SPECIALIZED—2.4%
Equinix, Inc.	16,722	6,992,137
SBA Communications Corp. , Cl. A*	30,995	5,297,666
		12,289,803
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $11,970,321)		12,289,803
Total Investments
(Cost $360,997,524)	97.4%	$501,430,561
Unaffiliated Securities (Cost $360,997,524)		501,430,561
Other Assets in Excess of Liabilities	2.6%	13,559,235
NET ASSETS	100.0%	$514,989,796

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
* Non-income producing security.

THE ALGER PORTFOLIOS | ALGER CAPITAL APPRECIATION PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

					% of net
			% of net assets		assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2018
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	$676,595	0.14%	$549,589	0.11%
Palantir Technologies, Inc. , Cl. A	10/07/14	268,648	0.05%	237,394	0.05%
Palantir Technologies, Inc. , Cl. B	10/07/14	1,111,840	0.22%	968,145	0.19%
Palantir Technologies, Inc. , Cl. D	10/14/14	144,839	0.03%	126,132	0.02%
Total				$1,881,260	0.37%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited)

COMMON STOCKS—97.3%	SHARES	VALUE
AEROSPACE & DEFENSE—3.9%
General Dynamics Corp.	21,522	$4,754,210
HEICO Corp.	45,800	3,975,898
The Boeing Co.	6,123	2,007,609
		10,737,717
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Lululemon Athletica, Inc. *	16,356	1,457,647
APPLICATION SOFTWARE—7.9%
Adobe Systems, Inc. *	22,543	4,871,091
Autodesk, Inc. *	9,068	1,138,759
Fair Isaac Corp. *	12,669	2,145,749
Guidewire Software, Inc. *	36,890	2,981,819
PTC, Inc. *	47,372	3,695,490
RealPage, Inc. *	26,456	1,362,484
salesforce. com, Inc. *	45,878	5,335,611
		21,531,003
ASSET MANAGEMENT & CUSTODY BANKS—1.0%
WisdomTree Investments, Inc.	297,526	2,728,313
AUTOMOBILE MANUFACTURERS—0.7%
Tesla, Inc. *	4,355	1,158,996
Thor Industries, Inc.	5,831	671,556
		1,830,552
BIOTECHNOLOGY—4.9%
AbbVie, Inc.	42,192	3,993,473
Agios Pharmaceuticals, Inc. *	8,378	685,153
BioMarin Pharmaceutical, Inc. *	15,544	1,260,152
Exact Sciences Corp. *	87,788	3,540,490
Sarepta Therapeutics, Inc. *	26,091	1,933,082
Vertex Pharmaceuticals, Inc. *	12,804	2,086,796
		13,499,146
CONSTRUCTION MATERIALS—1.4%
Vulcan Materials Co.	32,905	3,756,764
DATA PROCESSING & OUTSOURCED SERVICES—6.4%
Fiserv, Inc. *	38,877	2,772,319
FleetCor Technologies, Inc. *	6,853	1,387,732
Mastercard, Inc. , Cl. A	11,862	2,077,748
PayPal Holdings, Inc. *	24,295	1,843,262
Visa, Inc. , Cl. A	67,114	8,028,177
Worldpay, Inc. , Cl. A*	16,861	1,386,648
		17,495,886
DIVERSIFIED BANKS—0.5%
Bank of America Corp.	42,406	1,271,756
ELECTRONIC COMPONENTS—0.8%
Universal Display Corp.	21,986	2,220,586
FINANCIAL EXCHANGES & DATA—2.5%
CME Group, Inc. , Cl. A	17,341	2,804,734
Intercontinental Exchange, Inc.	18,381	1,332,990

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT. )	SHARES	VALUE
FINANCIAL EXCHANGES & DATA—2.5% (CONT. )
MarketAxess Holdings, Inc.	12,441	$2,705,171
		6,842,895
GENERAL MERCHANDISE STORES—0.5%
Dollar Tree, Inc. *	14,796	1,404,140
HEALTH CARE EQUIPMENT—8.6%
ABIOMED, Inc. *	21,570	6,276,654
Danaher Corp.	27,116	2,654,928
DexCom, Inc. *	52,217	3,872,413
Insulet Corp. *	47,674	4,132,382
Intuitive Surgical, Inc. *	15,566	6,426,112
		23,362,489
HEALTH CARE TECHNOLOGY—2.1%
Medidata Solutions, Inc. *	20,893	1,312,289
Veeva Systems, Inc. , Cl. A*	60,724	4,434,067
		5,746,356
HOME ENTERTAINMENT SOFTWARE—1.9%
Electronic Arts, Inc. *	22,069	2,675,646
Take-Two Interactive Software, Inc. *	26,954	2,635,562
		5,311,208
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	23,338	4,159,765
INDUSTRIAL CONGLOMERATES—1.0%
Roper Technologies, Inc.	9,792	2,748,517
INDUSTRIAL MACHINERY—0.7%
Stanley Black & Decker, Inc.	11,567	1,772,064
INTERNET & DIRECT MARKETING RETAIL—9.4%
Amazon. com, Inc. *	10,735	15,537,195
Booking Holdings, Inc. *	1,681	3,497,135
Netflix, Inc. *	22,228	6,565,040
		25,599,370
INTERNET SOFTWARE & SERVICES—11.3%
Alphabet, Inc. , Cl. C*	10,439	10,770,856
Altaba, Inc. *	68,235	5,052,119
Facebook, Inc. , Cl. A*	91,204	14,573,487
iQIYI, Inc. #*	22,080	343,344
Palantir Technologies, Inc. , Cl. A*,@,(a)	25,072	144,164
		30,883,970
INVESTMENT BANKING & BROKERAGE—1.2%
Goldman Sachs Group, Inc.	4,941	1,244,441
Morgan Stanley	38,270	2,065,049
		3,309,490
LIFE SCIENCES TOOLS & SERVICES—3.0%
Bio-Techne Corp.	27,780	4,195,891
Illumina, Inc. *	16,748	3,959,562
		8,155,453

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.3% (CONT. )	SHARES	VALUE
MANAGED HEALTH CARE—1.1%
UnitedHealth Group, Inc.	14,240	$3,047,360
MOVIES & ENTERTAINMENT—1.5%
Live Nation Entertainment, Inc. *	96,407	4,062,591
MUTUAL FUNDS—2.7%
Alger 25 Fund, Cl. P*,(b)	717,703	7,435,407
PHARMACEUTICALS—0.5%
Bristol-Myers Squibb Co.	21,542	1,362,532
RESEARCH & CONSULTING SERVICES—0.5%
CoStar Group, Inc. *	3,760	1,363,677
RESTAURANTS—1.4%
McDonald's Corp.	8,979	1,404,136
Shake Shack, Inc. , Cl. A*	58,339	2,428,653
		3,832,789
SEMICONDUCTOR EQUIPMENT—3.0%
Applied Materials, Inc.	94,197	5,238,295
Lam Research Corp.	14,047	2,853,789
		8,092,084
SEMICONDUCTORS—1.1%
Micron Technology, Inc. *	44,510	2,320,751
NVIDIA Corp.	2,835	656,558
		2,977,309
SPECIALIZED CONSUMER SERVICES—0.8%
ServiceMaster Global Holdings, Inc. *	40,286	2,048,543
SPECIALTY CHEMICALS—1.2%
The Sherwin-Williams Co.	8,652	3,392,622
SYSTEMS SOFTWARE—8.5%
Microsoft Corp.	154,006	14,056,127
Proofpoint, Inc. *	22,938	2,606,904
Red Hat, Inc. *	16,330	2,441,498
ServiceNow, Inc. *	15,900	2,630,655
VMware, Inc. , Cl. A*	11,229	1,361,741
		23,096,925
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.3%
Apple, Inc.	54,132	9,082,267
TOTAL COMMON STOCKS
(Cost $231,226,331)		265,619,193
PREFERRED STOCKS—0.4%	SHARES	VALUE
INTERNET SOFTWARE & SERVICES—0.3%
Palantir Technologies, Inc. , Cl. B*,@,(a)	102,250	587,937
Palantir Technologies, Inc. , Cl. D*,@,(a)	13,322	76,602
		664,539
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	13,642	358,921
TOTAL PREFERRED STOCKS
(Cost $1,205,028)		1,023,460

THE ALGER PORTFOLIOS | ALGER LARGE CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
SPECIALIZED—1.1%
Crown Castle International Corp.	27,974	$3,066,230
(Cost $2,946,523)		3,066,230
Total Investments
(Cost $235,377,882)	98.8%	$269,708,883
Affiliated Securities (Cost $7,500,000)		7,435,407
Unaffiliated Securities (Cost $227,877,882)		262,273,476
Other Assets in Excess of Liabilities	1.2%	3,265,133
NET ASSETS	100.0%	$272,974,016

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities Note 5.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2018
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	$441,864	0.14%	$358,921	0.13%
Palantir Technologies, Inc. , Cl. A	10/07/14	163,143	0.05%	144,164	0.05%
Palantir Technologies, Inc. , Cl. B	10/07/14	675,201	0.22%	587,937	0.22%
Palantir Technologies, Inc. , Cl. D	10/14/14	87,963	0.03%	76,602	0.03%
Total				$1,167,624	0.43%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited)

COMMON STOCKS—93.5%	SHARES	VALUE
AEROSPACE & DEFENSE—1.3%
HEICO Corp.	21,648	$1,879,263
AIR FREIGHT & LOGISTICS—0.6%
XPO Logistics, Inc. *	8,178	832,602
APPAREL ACCESSORIES & LUXURY GOODS—2.3%
PVH Corp.	12,232	1,852,292
Tapestry, Inc.	25,624	1,348,078
		3,200,370
APPAREL RETAIL—2.3%
Burlington Stores, Inc. *	12,321	1,640,541
Ross Stores, Inc.	20,445	1,594,301
		3,234,842
APPLICATION SOFTWARE—3.9%
Autodesk, Inc. *	18,758	2,355,630
Globant SA*	15,636	805,880
Splunk, Inc. *	15,375	1,512,746
Workday, Inc. , Cl. A*	5,602	712,070
		5,386,326
ASSET MANAGEMENT & CUSTODY BANKS—0.6%
WisdomTree Investments, Inc.	95,289	873,800
AUTO PARTS & EQUIPMENT—0.8%
Aptiv PLC.	12,990	1,103,760
AUTOMOTIVE RETAIL—1.1%
AutoZone, Inc. *	2,313	1,500,420
BIOTECHNOLOGY—5.7%
Agios Pharmaceuticals, Inc. *	3,787	309,701
BeiGene Ltd. #*	2,508	421,344
BioMarin Pharmaceutical, Inc. *	9,478	768,381
Bluebird Bio, Inc. *	6,465	1,103,899
Clovis Oncology, Inc. *	15,762	832,234
Exact Sciences Corp. *	17,377	700,814
Halozyme Therapeutics, Inc. *	19,656	385,061
Immunomedics, Inc. *	25,024	365,601
Incyte Corp. *	3,285	273,739
Neurocrine Biosciences, Inc. *	7,633	633,005
Sage Therapeutics, Inc. *	2,482	399,776
Sarepta Therapeutics, Inc. *	18,972	1,405,635
TESARO, Inc. *	7,656	437,464
		8,036,654
BUILDING PRODUCTS—1.5%
Fortune Brands Home & Security, Inc.	11,598	683,006
Lennox International, Inc.	7,206	1,472,690
		2,155,696
COMMUNICATIONS EQUIPMENT—1.5%
Palo Alto Networks, Inc. *	11,199	2,032,843
CONSTRUCTION & ENGINEERING—0.6%
Dycom Industries, Inc. *	7,447	801,521

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT. )	SHARES	VALUE
CONSTRUCTION MACHINERY & HEAVY TRUCKS—1.4%
WABCO Holdings, Inc. *	9,660	$1,293,184
Wabtec Corp.	8,664	705,250
		1,998,434
CONSTRUCTION MATERIALS—1.8%
Vulcan Materials Co.	22,091	2,522,129
CONSUMER FINANCE—0.1%
LendingClub Corp. *	44,088	154,308
DATA PROCESSING & OUTSOURCED SERVICES—5.2%
Alliance Data Systems Corp.	6,875	1,463,413
Fiserv, Inc.	24,672	1,759,360
FleetCor Technologies, Inc. *	6,192	1,253,880
GDS Holdings Ltd. #*	26,222	719,794
Total System Services, Inc.	8,881	766,075
Worldpay, Inc. , Cl. A*	15,152	1,246,100
		7,208,622
DIVERSIFIED SUPPORT SERVICES—1.5%
Cintas Corp.	12,326	2,102,569
ELECTRICAL COMPONENTS & EQUIPMENT—2.3%
AMETEK, Inc.	15,728	1,194,856
Hubbell, Inc. , Cl. B	6,819	830,418
Rockwell Automation, Inc.	7,013	1,221,665
		3,246,939
ELECTRONIC COMPONENTS—0.5%
Universal Display Corp.	7,422	749,622
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
Cognex Corp.	7,550	392,524
Trimble, Inc. *	51,852	1,860,450
		2,252,974
FINANCIAL EXCHANGES & DATA—2.4%
Intercontinental Exchange, Inc.	14,214	1,030,799
MarketAxess Holdings, Inc.	7,327	1,593,183
S&P Global, Inc.	4,106	784,493
		3,408,475
GENERAL MERCHANDISE STORES—0.5%
Dollar Tree, Inc. *	7,895	749,236
HEALTH CARE EQUIPMENT—7.1%
ABIOMED, Inc. *	9,704	2,823,767
AxoGen, Inc. *	8,778	320,397
DexCom, Inc. *	10,967	813,313
Edwards Lifesciences Corp. *	9,079	1,266,702
IDEXX Laboratories, Inc. *	6,187	1,184,130
Insulet Corp. *	24,581	2,130,681
Masimo Corp. *	9,821	863,757
Zimmer Biomet Holdings, Inc.	4,602	501,802
		9,904,549

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT. )	SHARES	VALUE
HEALTH CARE SUPPLIES—1.2%
Align Technology, Inc. *	6,469	$1,624,560
HEALTH CARE TECHNOLOGY—0.9%
Medidata Solutions, Inc. *	9,084	570,566
Veeva Systems, Inc. , Cl. A*	9,819	716,983
		1,287,549
HOME ENTERTAINMENT SOFTWARE—1.4%
Electronic Arts, Inc. *	7,329	888,568
Take-Two Interactive Software, Inc. *	11,509	1,125,350
		2,013,918
HOTELS RESORTS & CRUISE LINES—2.3%
Extended Stay America, Inc.	70,858	1,400,863
Norwegian Cruise Line Holdings Ltd. *	34,648	1,835,304
		3,236,167
HOUSEHOLD PRODUCTS—0.7%
Church & Dwight Co. , Inc.	20,350	1,024,826
INDUSTRIAL CONGLOMERATES—1.9%
Roper Technologies, Inc.	9,353	2,625,294
INDUSTRIAL MACHINERY—3.9%
Fortive Corp.	27,140	2,103,893
Parker-Hannifin Corp.	6,481	1,108,445
Stanley Black & Decker, Inc.	9,293	1,423,688
Welbilt, Inc. *	44,191	859,515
		5,495,541
INTERNET SOFTWARE & SERVICES—3.2%
Etsy, Inc. *	37,165	1,042,850
GrubHub, Inc. *	6,923	702,477
IAC/InterActiveCorp*	4,970	777,209
iQIYI, Inc. #*	11,413	177,472
Match Group, Inc. *	19,226	854,403
Palantir Technologies, Inc. , Cl. A*,@,(a)	12,572	72,289
Yelp, Inc. , Cl. A*	20,354	849,779
		4,476,479
IT CONSULTING & OTHER SERVICES—2.2%
EPAM Systems, Inc. *	15,041	1,722,495
Gartner, Inc. *	11,057	1,300,525
		3,023,020
LEISURE FACILITIES—1.2%
Vail Resorts, Inc.	7,420	1,645,014
LIFE SCIENCES TOOLS & SERVICES—2.7%
Agilent Technologies, Inc. *	13,061	873,781
Bio-Techne Corp.	938	141,676
Illumina, Inc. *	8,373	1,979,545
Mettler-Toledo International, Inc. *	1,103	634,258
PRA Health Sciences, Inc. *	2,390	198,274
		3,827,534

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT. )	SHARES	VALUE
MANAGED HEALTH CARE—0.7%
WellCare Health Plans, Inc. *	5,143	$995,839
METAL & GLASS CONTAINERS—0.9%
Ball Corp.	30,982	1,230,295
OIL & GAS EXPLORATION & PRODUCTION—0.8%
Encana Corp.	96,099	1,057,089
PACKAGED FOODS & MEATS—0.4%
Pinnacle Foods, Inc.	10,919	590,718
PAPER PACKAGING—0.8%
International Paper Co.	21,828	1,166,270
PHARMACEUTICALS—2.2%
Aerie Pharmaceuticals, Inc. *	20,063	1,088,418
GW Pharmaceuticals PLC. #*	6,429	724,355
Revance Therapeutics, Inc. *	4,492	138,354
Zoetis, Inc. , Cl. A	13,763	1,149,348
		3,100,475
PROPERTY & CASUALTY INSURANCE—1.6%
The Progressive Corp.	37,166	2,264,524
RAILROADS—0.4%
Kansas City Southern	4,817	529,147
REGIONAL BANKS—1.9%
Citizens Financial Group, Inc.	17,568	737,505
Regions Financial Corp.	102,935	1,912,532
		2,650,037
RESTAURANTS—1.7%
Dunkin' Brands Group, Inc.	16,951	1,011,805
Restaurant Brands International, Inc.	24,436	1,390,897
		2,402,702
SEMICONDUCTOR EQUIPMENT—2.3%
Lam Research Corp.	16,089	3,268,641
SEMICONDUCTORS—3.4%
Cavium, Inc. *	10,925	867,226
Inphi Corp. *	13,532	407,313
Marvell Technology Group Ltd.	40,709	854,889
Microchip Technology, Inc.	13,563	1,239,116
Skyworks Solutions, Inc.	14,153	1,418,980
		4,787,524
SPECIALIZED CONSUMER SERVICES—1.3%
ServiceMaster Global Holdings, Inc. *	34,457	1,752,138
SPECIALTY CHEMICALS—0.5%
WR Grace & Co.	10,682	654,059
SPECIALTY STORES—0.4%
Ulta Beauty, Inc. *	2,539	518,642
SYSTEMS SOFTWARE—4.4%
Proofpoint, Inc. *	14,734	1,674,519
Red Hat, Inc. *	16,191	2,420,717

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT. )	SHARES	VALUE
SYSTEMS SOFTWARE—4.4% (CONT. )
ServiceNow, Inc. *	12,629	$2,089,468
		6,184,704
TRADING COMPANIES & DISTRIBUTORS—1.0%
United Rentals, Inc. *	8,011	1,383,740
TRUCKING—0.6%
Old Dominion Freight Line, Inc.	5,537	813,773
TOTAL COMMON STOCKS
(Cost $107,649,802)		130,966,173
PREFERRED STOCKS—0.7%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	170,419	477,173
INTERNET SOFTWARE & SERVICES—0.2%
Palantir Technologies, Inc. , Cl. B*,@,(a)	51,276	294,837
Palantir Technologies, Inc. , Cl. D*,@,(a)	6,681	38,416
		333,253
PHARMACEUTICALS—0.1%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	7,214	189,800
TOTAL PREFERRED STOCKS
(Cost $1,383,258)		1,000,226
RIGHTS—0.9%	SHARES	VALUE
BIOTECHNOLOGY—0.9%
Tolero CDR*,@,(a),(c)	425,098	1,265,134
(Cost $227,341)		1,265,134
REAL ESTATE INVESTMENT TRUST—2.1%	SHARES	VALUE
SPECIALIZED—2.1%
CyrusOne, Inc.	27,481	1,407,302
SBA Communications Corp. , Cl. A*	9,332	1,595,025
		3,002,327
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $2,618,784)		3,002,327
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC. *,@,(a)	244,501	299,612
(Cost $244,501)		299,612
Total Investments
(Cost $112,123,686)	97.4%	$136,533,472
Affiliated Securities (Cost $766,886)		477,173
Unaffiliated Securities (Cost $111,356,800)		136,056,299
Other Assets in Excess of Liabilities	2.6%	3,582,494
NET ASSETS	100.0%	$140,115,966

THE ALGER PORTFOLIOS | ALGER MID CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities Note 5.
(c) Contingent Deferred Rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

					% of net
			% of net assets		assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2018
Intarcia Therapeutics, Inc. ,
Series DD	03/27/14	$233,661	0.15%	$189,800	0.14%
JS Kred SPV I, LLC.	06/26/15	244,501	0.15%	299,612	0.21%
Palantir Technologies, Inc. , Cl. A	10/07/14	81,806	0.05%	72,289	0.05%
Palantir Technologies, Inc. , Cl. B	10/07/14	338,598	0.22%	294,837	0.21%
Palantir Technologies, Inc. , Cl. D	10/14/14	44,113	0.03%	38,416	0.03%
Prosetta Biosciences, Inc. , Series D	02/06/15	766,886	0.50%	477,173	0.34%
Tolero CDR	02/06/17	277,341	0.18%	1,265,134	0.90%
Total				$2,637,261	1.88%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited)

COMMON STOCKS—97.6%	SHARES	VALUE
AEROSPACE & DEFENSE—3.7%
HEICO Corp.	1,838	$159,557
Kratos Defense & Security Solutions, Inc. *	2,608	26,836
		186,393
AIR FREIGHT & LOGISTICS—5.2%
XPO Logistics, Inc. *	2,578	262,466
APPAREL ACCESSORIES & LUXURY GOODS—2.2%
Canada Goose Holdings, Inc. *	3,317	110,854
APPLICATION SOFTWARE—17.2%
Ebix, Inc.	2,386	177,757
Everbridge, Inc. *	4,506	164,920
Globant SA*	1,809	93,236
HubSpot, Inc. *	825	89,347
Paylocity Holding Corp. *	3,972	203,485
RealPage, Inc. *	440	22,660
The Ultimate Software Group, Inc. *	484	117,951
		869,356
ASSET MANAGEMENT & CUSTODY BANKS—0.7%
Financial Engines, Inc.	165	5,775
Virtus Investment Partners, Inc.	249	30,826
		36,601
BIOTECHNOLOGY—7.4%
ACADIA Pharmaceuticals, Inc. *	3,489	78,398
Acorda Therapeutics, Inc.	1,546	36,563
Portola Pharmaceuticals, Inc. *	3,603	117,674
Puma Biotechnology, Inc. *	1,052	71,588
Ultragenyx Pharmaceutical, Inc. *	1,415	72,151
		376,374
CONSTRUCTION MATERIALS—0.5%
US Concrete, Inc. *	445	26,878
EDUCATION SERVICES—4.7%
Chegg, Inc. *	11,545	238,520
GENERAL MERCHANDISE STORES—2.3%
Ollie's Bargain Outlet Holdings, Inc. *	1,942	117,103
HEALTH CARE DISTRIBUTORS—0.4%
PetIQ, Inc. , Cl. A*	719	19,125
HEALTH CARE EQUIPMENT—5.2%
Insulet Corp. *	3,013	261,167
HEALTH CARE FACILITIES—1.6%
US Physical Therapy, Inc.	1,008	81,950
HEALTH CARE SERVICES—1.2%
Diplomat Pharmacy, Inc. *	3,116	62,787
HEALTH CARE TECHNOLOGY—1.7%
Cotiviti Holdings, Inc. *	2,428	83,620
HUMAN RESOURCE & EMPLOYMENT SERVICES—2.2%
WageWorks, Inc. *	2,416	109,203

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—97.6% (CONT. )	SHARES	VALUE
INDUSTRIAL MACHINERY—2.8%
Proto Labs, Inc. *	157	$18,455
The Middleby Corp. *	1,007	124,657
		143,112
INTERNET & DIRECT MARKETING RETAIL—3.5%
Wayfair, Inc. , Cl. A*	2,662	179,765
INTERNET SOFTWARE & SERVICES—11.9%
2U, Inc. *	849	71,341
CommerceHub, Inc. , Series A*	809	18,202
GTT Communications, Inc. *	3,235	183,425
Palantir Technologies, Inc. , Cl. A*,@,(a)	3,818	21,954
SPS Commerce, Inc. *	173	11,084
Stamps. com, Inc. *	1,070	215,124
The Trade Desk, Inc. , Cl. A*	1,610	79,888
		601,018
IT CONSULTING & OTHER SERVICES—2.3%
EPAM Systems, Inc. *	1,022	117,040
LEISURE FACILITIES—2.4%
Planet Fitness, Inc. , Cl. A*	3,251	122,790
OIL & GAS EQUIPMENT & SERVICES—1.1%
Solaris Oilfield Infrastructure, Inc. , Cl. A*	3,423	56,685
PHARMACEUTICALS—0.5%
Aerie Pharmaceuticals, Inc. *	461	25,009
REAL ESTATE SERVICES—5.8%
FirstService Corp.	3,822	279,694
Redfin Corp.	691	15,776
		295,470
REGIONAL BANKS—4.9%
Independent Bank Group, Inc.	2,108	149,036
Signature Bank*	694	98,513
		247,549
RESTAURANTS—0.2%
Chuy's Holdings, Inc. *	367	9,616
SEMICONDUCTORS—0.3%
Impinj, Inc. *	1,011	13,163
MACOM Technology Solutions Holdings, Inc. *	60	996
		14,159
THRIFTS & MORTGAGE FINANCE—2.6%
BofI Holding, Inc. *	3,258	132,047
TRADING COMPANIES & DISTRIBUTORS—3.1%
H&E Equipment Services, Inc.	1,170	45,033
SiteOne Landscape Supply, Inc. *	1,436	110,630
		155,663
TOTAL COMMON STOCKS
(Cost $3,701,397)		4,942,320

THE ALGER PORTFOLIOS | ALGER SMID CAP FOCUS PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

PREFERRED STOCKS—0.6%	SHARES	VALUE
BIOTECHNOLOGY—0.6%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	10,615	$29,722
(Cost $47,768)		29,722
RIGHTS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Dyax Corp. *,(a) @	335	951
(Cost $0)		951
Total Investments
(Cost $3,749,165)	98.2%	$4,972,993
Affiliated Securities (Cost $47,768)		29,722
Unaffiliated Securities (Cost $3,701,397)		4,943,271
Other Assets in Excess of Liabilities	1.8%	90,584
NET ASSETS	100.0%	$5,063,577

(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities Note 5.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

					% of net
			% of net assets		assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2018
Dyax Corp.	06/26/15	$0	0.00%	$951	0.02%
Palantir Technologies, Inc. , Cl. A	10/07/14	24,844	0.05%	21,954	0.43%
Prosetta Biosciences, Inc. , Series D	02/06/15	47,768	0.10%	29,722	0.59%
Total				$52,627	1.04%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited)

COMMON STOCKS—98.0%	SHARES	VALUE
AEROSPACE & DEFENSE—1.4%
Hexcel Corp.	32,690	$2,111,447
Mercury Systems, Inc. *	12,795	618,254
		2,729,701
APPAREL ACCESSORIES & LUXURY GOODS—0.8%
Canada Goose Holdings, Inc. *	46,160	1,542,667
APPAREL RETAIL—0.5%
Burlington Stores, Inc. *	7,422	988,239
APPLICATION SOFTWARE—14.1%
ACI Worldwide, Inc. *	138,014	3,273,692
Blackbaud, Inc.	55,405	5,640,783
Ellie Mae, Inc. *	17,235	1,584,586
Everbridge, Inc. *	36,895	1,350,357
Guidewire Software, Inc. *	37,018	2,992,165
HubSpot, Inc. *	28,593	3,096,622
Manhattan Associates, Inc. *	43,277	1,812,441
Paycom Software, Inc. *	20,251	2,174,755
Tyler Technologies, Inc. *	30,509	6,436,178
		28,361,579
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
WisdomTree Investments, Inc.	320,470	2,938,710
BIOTECHNOLOGY—4.4%
ACADIA Pharmaceuticals, Inc. *	55,181	1,239,917
Bluebird Bio, Inc. *	5,745	980,959
CareDx, Inc. *	166,390	1,326,128
Clovis Oncology, Inc. *	12,433	656,462
Exact Sciences Corp. *	38,365	1,547,261
Halozyme Therapeutics, Inc. *	67,609	1,324,460
Repligen Corp. *	12,275	444,110
Sarepta Therapeutics, Inc. *	18,556	1,374,814
		8,894,111
BREWERS—0.5%
Craft Brew Alliance, Inc. *	57,450	1,068,570
COMMUNICATIONS EQUIPMENT—0.8%
Lumentum Holdings, Inc. *	25,894	1,652,037
CONSUMER FINANCE—1.1%
LendingClub Corp. *	611,871	2,141,548
ELECTRONIC COMPONENTS—1.6%
Dolby Laboratories, Inc. , Cl. A	20,910	1,329,040
Universal Display Corp.	18,843	1,903,143
		3,232,183
ELECTRONIC EQUIPMENT & INSTRUMENTS—4.3%
Cognex Corp.	108,358	5,633,533
FLIR Systems, Inc.	62,018	3,101,520
		8,735,053
FINANCIAL EXCHANGES & DATA—0.6%
MarketAxess Holdings, Inc.	5,699	1,239,191

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT. )	SHARES	VALUE
GENERAL MERCHANDISE STORES—0.5%
Ollie's Bargain Outlet Holdings, Inc. *	18,297	$1,103,309
HEALTH CARE EQUIPMENT—15.2%
Abaxis, Inc.	61,421	4,337,551
ABIOMED, Inc. *	27,162	7,903,870
Cantel Medical Corp.	65,007	7,242,430
DexCom, Inc. *	23,176	1,718,732
Inogen, Inc. *	32,282	3,965,521
Insulet Corp. *	62,023	5,376,154
		30,544,258
HEALTH CARE SUPPLIES—8.3%
Neogen Corp.	100,671	6,743,950
OraSure Technologies, Inc. *	111,947	1,890,785
Quidel Corp. *	156,425	8,104,379
		16,739,114
HEALTH CARE TECHNOLOGY—7.1%
Medidata Solutions, Inc. *	88,740	5,573,759
Veeva Systems, Inc. , Cl. A*	79,075	5,774,056
Vocera Communications, Inc. *	125,068	2,929,093
		14,276,908
HOME ENTERTAINMENT SOFTWARE—2.6%
Take-Two Interactive Software, Inc. *	53,587	5,239,737
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
WageWorks, Inc. *	46,453	2,099,676
INDUSTRIAL MACHINERY—3.0%
DMC Global, Inc.	37,724	1,009,117
Sun Hydraulics Corp.	92,423	4,950,176
		5,959,293
INTERNET SOFTWARE & SERVICES—5.1%
Apptio, Inc. , Cl. A*	41,270	1,169,592
Cornerstone OnDemand, Inc. *	19,423	759,633
Coupa Software, Inc. *	23,774	1,084,570
GrubHub, Inc. *	14,815	1,503,278
iQIYI, Inc. #*	16,433	255,533
Q2 Holdings, Inc. *	49,481	2,253,860
Shopify, Inc. , Cl. A*	14,372	1,790,607
SPS Commerce, Inc. *	21,952	1,406,465
		10,223,538
IT CONSULTING & OTHER SERVICES—1.4%
InterXion Holding NV*	44,826	2,784,143
LEISURE FACILITIES—1.3%
Planet Fitness, Inc. , Cl. A*	66,754	2,521,299
LIFE SCIENCES TOOLS & SERVICES—4.1%
Bio-Techne Corp.	39,029	5,894,940
PRA Health Sciences, Inc. *	27,325	2,266,882
		8,161,822

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—98.0% (CONT. )	SHARES	VALUE
MANAGED HEALTH CARE—1.0%
HealthEquity, Inc. *	32,651	$1,976,692
MOVIES & ENTERTAINMENT—2.8%
Lions Gate Entertainment Corp. , Cl. A	88,666	2,290,243
Lions Gate Entertainment Corp. , Cl. B	93,424	2,249,650
Live Nation Entertainment, Inc. *	26,930	1,134,830
		5,674,723
OIL & GAS EQUIPMENT & SERVICES—0.5%
RPC, Inc.	58,014	1,045,992
OIL & GAS EXPLORATION & PRODUCTION—0.9%
Parsley Energy, Inc. , Cl. A*	60,340	1,749,257
PERSONAL PRODUCTS—0.7%
elf Beauty, Inc. *	68,441	1,325,702
PHARMACEUTICALS—1.2%
Aerie Pharmaceuticals, Inc. *	43,184	2,342,732
RESTAURANTS—2.3%
Shake Shack, Inc. , Cl. A*	34,201	1,423,787
Wingstop, Inc.	69,655	3,289,806
		4,713,593
SEMICONDUCTORS—2.3%
Cavium, Inc. *	15,905	1,262,539
Microsemi Corp. *	51,478	3,331,656
		4,594,195
SPECIALTY CHEMICALS—1.8%
Balchem Corp.	43,421	3,549,667
SPECIALTY STORES—0.6%
Five Below, Inc. *	16,068	1,178,427
SYSTEMS SOFTWARE—2.7%
Proofpoint, Inc. *	48,021	5,457,587
TOTAL COMMON STOCKS
(Cost $126,784,733)		196,785,253
PREFERRED STOCKS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.1%
Prosetta Biosciences, Inc. , Series D*,@,(a),(b)	75,383	211,072
PHARMACEUTICALS—0.3%
Intarcia Therapeutics, Inc. , Series DD*,@,(a)	22,595	594,475
TOTAL PREFERRED STOCKS
(Cost $1,071,076)		805,547
RIGHTS—0.5%	SHARES	VALUE
BIOTECHNOLOGY—0.5%
Dyax Corp. *,@,(a)	13,100	37,204
Neuralstem, Inc. Strike Price: 47.61, 1/8/19*	10,243	–

THE ALGER PORTFOLIOS | ALGER SMALL CAP GROWTH PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

RIGHTS—0.5% (CONT. )	SHARES	VALUE
BIOTECHNOLOGY—0.5% (CONT. )
Tolero CDR*,@,(a),(c)	287,830	$856,611
		893,815
TOTAL RIGHTS
(Cost $155,594)		893,815
REAL ESTATE INVESTMENT TRUST—0.8%	SHARES	VALUE
SPECIALIZED—0.8%
CyrusOne, Inc.	30,718	1,573,069
(Cost $1,031,176)		1,573,069
SPECIAL PURPOSE VEHICLE—0.2%	SHARES	VALUE
CONSUMER FINANCE—0.2%
JS Kred SPV I, LLC. *,@,(a)	427,047	523,303
(Cost $427,047)		523,303
Total Investments
(Cost $129,469,626)	99.9%	$200,580,987
Affiliated Securities (Cost $339,224)		211,072
Unaffiliated Securities (Cost $129,130,402)		200,369,915
Other Assets in Excess of Liabilities	0.1%	243,820
NET ASSETS	100.0%	$200,824,807

# American Depositary Receipts.
(a) Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.
(b) Deemed an affiliate of the Alger fund complex during the year for purposes of Section 2(a)(3) of the Investment Company
Act of 1940. See Affiliated Securities Note 5.
(c) Contingent Deferred Rights.
* Non-income producing security.
@ Restricted security - Investment in security not registered under the Securities Act of 1933. The investment is deemed to not be liquid and may be sold only to qualified buyers.

			% of net
			assets		% of net assets
	Acquisition	Acquisition (Acquisition		Market	as of
Security	Date(s)	Cost	Date)	Value	3/31/2018
Dyax Corp. Rights	05/01/15	$0	0.00%	$21,868	0.01%
Dyax Corp. Rights	08/14/15	0	0.00%	15,336	0.00%
Intarcia Therapeutics, Inc. , Series
DD	03/27/14	731,852	0.15%	594,475	0.30%
JS Kred SPV I, LLC.	06/26/15	427,047	0.15%	523,303	0.26%
Prosetta Biosciences, Inc. , Series D	02/06/15	339,224	0.10%	211,072	0.11%
Tolero CDR	02/06/17	155,594	0.08%	856,611	0.43%
Total				$2,222,665	1.11%

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited)

COMMON STOCKS—94.2%	SHARES	VALUE
AEROSPACE & DEFENSE—4.3%
General Dynamics Corp.	2,471	$545,844
The Boeing Co.	2,712	889,210
United Technologies Corp.	1,440	181,181
		1,616,235
AIR FREIGHT & LOGISTICS—0.4%
United Parcel Service, Inc. , Cl. B	1,483	155,211
AIRPORT SERVICES—0.3%
Macquarie Infrastructure Corp.	2,741	101,225
APPAREL ACCESSORIES & LUXURY GOODS—0.7%
Tapestry, Inc.	5,378	282,937
APPAREL RETAIL—0.7%
The Gap, Inc.	8,665	270,348
ASSET MANAGEMENT & CUSTODY BANKS—2.0%
BlackRock, Inc. , Cl. A	1,373	743,782
AUTO PARTS & EQUIPMENT—0.5%
Aptiv PLC.	2,180	185,235
BIOTECHNOLOGY—2.4%
AbbVie, Inc.	4,448	421,003
Amgen, Inc.	1,356	231,171
Gilead Sciences, Inc.	3,179	239,665
		891,839
BREWERS—0.5%
Molson Coors Brewing Co. , Cl. B	2,535	190,962
BUILDING PRODUCTS—1.0%
Johnson Controls International PLC.	10,228	360,435
CABLE & SATELLITE—2.0%
Comcast Corp. , Cl. A	21,713	741,933
COMMUNICATIONS EQUIPMENT—1.6%
Cisco Systems, Inc.	13,808	592,225
CONSUMER ELECTRONICS—0.5%
Garmin Ltd.	3,067	180,738
CONSUMER FINANCE—0.4%
Discover Financial Services	2,103	151,269
DIVERSIFIED BANKS—6.9%
Bank of America Corp.	23,011	690,100
JPMorgan Chase & Co.	13,978	1,537,161
Wells Fargo & Co.	7,016	367,708
		2,594,969
DIVERSIFIED CHEMICALS—0.9%
DowDuPont, Inc.	5,523	351,870
DRUG RETAIL—0.8%
CVS Health Corp.	5,041	313,601
ELECTRICAL COMPONENTS & EQUIPMENT—1.2%
Eaton Corp. PLC.	3,157	252,276

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT. )	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—1.2% (CONT. )
Hubbell, Inc. , Cl. B	1,579	$192,290
		444,566
FINANCIAL EXCHANGES & DATA—2.0%
CME Group, Inc. , Cl. A	4,583	741,254
HEALTH CARE EQUIPMENT—0.6%
Medtronic PLC.	2,872	230,392
HOME IMPROVEMENT RETAIL—2.4%
The Home Depot, Inc.	4,971	886,031
HOTELS RESORTS & CRUISE LINES—1.7%
Carnival Corp.	4,359	285,863
Extended Stay America, Inc.	18,099	357,817
		643,680
HOUSEHOLD PRODUCTS—1.3%
The Procter & Gamble Co.	6,169	489,078
HYPERMARKETS & SUPER CENTERS—0.9%
Walmart, Inc.	3,925	349,207
INDUSTRIAL CONGLOMERATES—2.4%
Honeywell International, Inc.	6,205	896,685
INDUSTRIAL GASES—0.8%
Air Products & Chemicals, Inc.	1,949	309,949
INTEGRATED OIL & GAS—3.0%
Chevron Corp.	1,701	193,982
Exxon Mobil Corp.	6,646	495,858
TOTAL SA#	7,849	452,809
		1,142,649
INTEGRATED TELECOMMUNICATION SERVICES—2.9%
AT&T, Inc.	10,514	374,824
Verizon Communications, Inc.	14,882	711,657
		1,086,481
INTERNET & DIRECT MARKETING RETAIL—1.1%
Amazon. com, Inc. *	286	413,939
INTERNET SOFTWARE & SERVICES—5.3%
Alphabet, Inc. , Cl. A*	678	703,181
Alphabet, Inc. , Cl. C*	675	696,458
Facebook, Inc. , Cl. A*	3,682	588,347
		1,987,986
INVESTMENT BANKING & BROKERAGE—2.5%
Morgan Stanley	17,635	951,585
LEISURE FACILITIES—0.6%
Six Flags Entertainment Corp.	3,370	209,816
MANAGED HEALTH CARE—3.3%
Aetna, Inc.	3,260	550,940
UnitedHealth Group, Inc.	3,176	679,664
		1,230,604

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT. )	SHARES	VALUE
MULTI-LINE INSURANCE—0.8%
The Hartford Financial Services Group, Inc.	5,523	$284,545
MULTI-UTILITIES—0.6%
Sempra Energy	2,172	241,570
OIL & GAS EQUIPMENT & SERVICES—0.8%
Schlumberger Ltd.	4,638	300,450
OIL & GAS EXPLORATION & PRODUCTION—0.9%
ConocoPhillips	5,699	337,894
PACKAGED FOODS & MEATS—0.5%
The Kraft Heinz Co.	2,859	178,087
PHARMACEUTICALS—8.8%
Allergan PLC.	918	154,490
AstraZeneca PLC. #	5,293	185,096
Bristol-Myers Squibb Co.	9,608	607,706
Eli Lilly & Co.	6,761	523,099
GlaxoSmithKline PLC. #	7,213	281,812
Johnson & Johnson	6,488	831,437
Pfizer, Inc.	20,222	717,679
		3,301,319
RAILROADS—0.5%
Union Pacific Corp.	1,455	195,596
RESTAURANTS—2.5%
Darden Restaurants, Inc.	2,762	235,461
Dunkin' Brands Group, Inc.	3,463	206,706
McDonald's Corp.	3,307	517,149
		959,316
SEMICONDUCTOR EQUIPMENT—1.0%
KLA-Tencor Corp.	3,543	386,222
SEMICONDUCTORS—4.5%
Broadcom Ltd.	3,594	846,926
Intel Corp.	11,589	603,555
QUALCOMM, Inc.	4,167	230,894
		1,681,375
SOFT DRINKS—2.7%
PepsiCo, Inc.	6,678	728,903
The Coca-Cola Co.	6,811	295,802
		1,024,705
SYSTEMS SOFTWARE—5.4%
Microsoft Corp.	22,203	2,026,468
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.2%
Apple, Inc.	10,240	1,718,067
Western Digital Corp.	2,370	218,680
		1,936,747

THE ALGER PORTFOLIOS | ALGER GROWTH & INCOME PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—94.2% (CONT. )	SHARES	VALUE
TOBACCO—2.1%
Altria Group, Inc.	12,866	$801,809
TOTAL COMMON STOCKS
(Cost $21,315,257)		35,394,819
MASTER LIMITED PARTNERSHIP—1.9%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—1.5%
The Blackstone Group LP.	17,109	546,632
OIL & GAS STORAGE & TRANSPORTATION—0.4%
Cheniere Energy Partners LP.(a)	5,766	167,791
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $571,558)		714,423
REAL ESTATE INVESTMENT TRUST—2.9%	SHARES	VALUE
HEALTH CARE—0.5%
Welltower, Inc.	3,779	205,691
MORTGAGE—0.7%
Blackstone Mortgage Trust, Inc. , Cl. A(a)	8,495	266,913
SPECIALIZED—1.7%
Crown Castle International Corp.	3,827	419,477
Lamar Advertising Co. , Cl. A	3,539	225,293
		644,770
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $964,934)		1,117,374
SHORT—TERM INVESTMENTS—0.9%	SHARES	VALUE
MONEY MARKET FUND—0.9%
Invesco Government & Agency Portfolio	330,338	330,338
(Cost $330,338)		330,338
Total Investments
(Cost $23,182,087)	99.9%	$37,556,954
Unaffiliated Securities (Cost $23,182,087)		37,556,954
Other Assets in Excess of Liabilities	0.1%	20,643
NET ASSETS	100.0%	$37,577,597

# American Depositary Receipts.
(a) All or portion of the security is on loan.
* Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited)

COMMON STOCKS—60.4%	SHARES	VALUE
AEROSPACE & DEFENSE—2.8%
General Dynamics Corp.	1,934	$427,221
The Boeing Co.	2,122	695,761
United Technologies Corp.	1,131	142,302
		1,265,284
AIR FREIGHT & LOGISTICS—0.3%
United Parcel Service, Inc. , Cl. B	1,221	127,790
AIRPORT SERVICES—0.2%
Macquarie Infrastructure Corp.	2,080	76,814
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Tapestry, Inc.	4,380	230,432
APPAREL RETAIL—0.5%
The Gap, Inc.	6,808	212,410
ASSET MANAGEMENT & CUSTODY BANKS—1.3%
BlackRock, Inc. , Cl. A	1,072	580,724
AUTO PARTS & EQUIPMENT—0.3%
Aptiv PLC.	1,707	145,044
BIOTECHNOLOGY—1.5%
AbbVie, Inc.	3,494	330,707
Amgen, Inc.	1,070	182,414
Gilead Sciences, Inc.	2,516	189,681
		702,802
BREWERS—0.3%
Molson Coors Brewing Co. , Cl. B	1,990	149,907
BUILDING PRODUCTS—0.6%
Johnson Controls International PLC.	8,028	282,907
CABLE & SATELLITE—1.2%
Comcast Corp. , Cl. A	16,855	575,935
COMMUNICATIONS EQUIPMENT—1.0%
Cisco Systems, Inc.	10,991	471,404
CONSUMER ELECTRONICS—0.3%
Garmin Ltd.	2,432	143,318
CONSUMER FINANCE—0.3%
Discover Financial Services	1,646	118,397
DIVERSIFIED BANKS—4.4%
Bank of America Corp.	18,071	541,949
JPMorgan Chase & Co.	10,792	1,186,796
Wells Fargo & Co.	5,357	280,761
		2,009,506
DIVERSIFIED CHEMICALS—0.6%
DowDuPont, Inc.	4,512	287,460
DRUG RETAIL—0.5%
CVS Health Corp.	3,935	244,796
ELECTRICAL COMPONENTS & EQUIPMENT—0.8%
Eaton Corp. , PLC.	2,452	195,939

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—60.4% (CONT. )	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—0.8% (CONT. )
Hubbell, Inc. , Cl. B	1,305	$158,923
		354,862
FINANCIAL EXCHANGES & DATA—1.3%
CME Group, Inc. , Cl. A	3,567	576,927
HEALTH CARE EQUIPMENT—0.4%
Medtronic PLC.	2,374	190,442
HOME IMPROVEMENT RETAIL—1.5%
The Home Depot, Inc.	3,864	688,719
HOTELS RESORTS & CRUISE LINES—1.0%
Carnival Corp.	3,453	226,448
Extended Stay America, Inc.	12,658	250,248
		476,696
HOUSEHOLD PRODUCTS—0.8%
The Procter & Gamble Co.	4,838	383,557
HYPERMARKETS & SUPER CENTERS—0.6%
Walmart, Inc.	3,080	274,028
INDUSTRIAL CONGLOMERATES—1.5%
Honeywell International, Inc.	4,846	700,295
INDUSTRIAL GASES—0.5%
Air Products & Chemicals, Inc.	1,525	242,521
INTEGRATED OIL & GAS—2.0%
Chevron Corp.	1,332	151,901
Exxon Mobil Corp.	5,204	388,271
TOTAL SA#	6,199	357,620
		897,792
INTEGRATED TELECOMMUNICATION SERVICES—1.9%
AT&T, Inc.	8,324	296,751
Verizon Communications, Inc.	11,616	555,477
		852,228
INTERNET & DIRECT MARKETING RETAIL—0.7%
Amazon. com, Inc. *	228	329,993
INTERNET SOFTWARE & SERVICES—3.4%
Alphabet, Inc. , Cl. A*	531	550,722
Alphabet, Inc. , Cl. C*	527	543,753
Facebook, Inc. , Cl. A*	2,895	462,592
		1,557,067
INVESTMENT BANKING & BROKERAGE—1.6%
Morgan Stanley	13,875	748,695
LEISURE FACILITIES—0.4%
Six Flags Entertainment Corp.	2,669	166,172
MANAGED HEALTH CARE—2.1%
Aetna, Inc.	2,566	433,654
UnitedHealth Group, Inc.	2,500	535,000
		968,654

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—60.4% (CONT. )	SHARES	VALUE
MULTI-LINE INSURANCE—0.5%
The Hartford Financial Services Group, Inc.	4,439	$228,697
MULTI-UTILITIES—0.4%
Sempra Energy	1,710	190,186
OIL & GAS EQUIPMENT & SERVICES—0.5%
Schlumberger Ltd.	3,677	238,196
OIL & GAS EXPLORATION & PRODUCTION—0.6%
ConocoPhillips	4,449	263,781
PACKAGED FOODS & MEATS—0.3%
The Kraft Heinz Co.	2,280	142,021
PHARMACEUTICALS—5.6%
Allergan PLC.	698	117,466
AstraZeneca PLC. #	4,132	144,496
Bristol-Myers Squibb Co.	7,418	469,188
Eli Lilly & Co.	5,278	408,359
GlaxoSmithKline PLC. #	5,896	230,357
Johnson & Johnson	5,081	651,130
Pfizer, Inc.	15,789	560,352
		2,581,348
RAILROADS—0.3%
Union Pacific Corp.	1,159	155,804
RESTAURANTS—1.6%
Darden Restaurants, Inc.	2,082	177,490
Dunkin' Brands Group, Inc.	2,670	159,372
McDonald's Corp.	2,486	388,761
		725,623
SEMICONDUCTOR EQUIPMENT—0.7%
KLA-Tencor Corp.	2,816	306,972
SEMICONDUCTORS—2.9%
Broadcom Ltd.	2,858	673,488
Intel Corp.	9,053	471,480
QUALCOMM, Inc.	3,370	186,732
		1,331,700
SOFT DRINKS—1.8%
PepsiCo, Inc.	5,266	574,784
The Coca-Cola Co.	5,379	233,610
		808,394
SYSTEMS SOFTWARE—3.4%
Microsoft Corp.	17,250	1,574,407
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—3.3%
Apple, Inc.	8,045	1,349,790
Western Digital Corp.	1,854	171,069
		1,520,859

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

COMMON STOCKS—60.4% (CONT. )	SHARES	VALUE
TOBACCO—1.4%
Altria Group, Inc.	10,043	$625,880
TOTAL COMMON STOCKS
(Cost $18,143,309)		27,727,446
MASTER LIMITED PARTNERSHIP—1.2%	SHARES	VALUE
ASSET MANAGEMENT & CUSTODY BANKS—0.9%
The Blackstone Group LP.	13,355	426,692
OIL & GAS STORAGE & TRANSPORTATION—0.3%
Cheniere Energy Partners LP.	4,546	132,289
TOTAL MASTER LIMITED PARTNERSHIP
(Cost $468,880)		558,981
REAL ESTATE INVESTMENT TRUST—1.9%	SHARES	VALUE
HEALTH CARE—0.3%
Welltower, Inc.	2,947	160,405
MORTGAGE—0.5%
Blackstone Mortgage Trust, Inc. , Cl. A	6,717	211,048
SPECIALIZED—1.1%
Crown Castle International Corp.	2,997	328,501
Lamar Advertising Co. , Cl. A	2,823	179,713
		508,214
TOTAL REAL ESTATE INVESTMENT TRUST
(Cost $796,314)		879,667
	PRINCIPAL
CORPORATE BONDS—34.8%	AMOUNT	VALUE
AGRICULTURAL & FARM MACHINERY—3.8%
John Deere Capital Corp. , 2.75%, 3/15/22	1,750,000	1,728,508
DIVERSIFIED BANKS—4.4%
JPMorgan Chase & Co. , 4.35%, 8/15/21	1,000,000	1,036,254
Wells Fargo & Co. , 3.30%, 9/9/24	1,000,000	976,543
		2,012,797
INDUSTRIAL CONGLOMERATES—4.5%
General Electric Co. , 6.00%, 8/7/19	2,000,000	2,073,750
INTEGRATED OIL & GAS—2.2%
Total Capital SA, 4.45%, 6/24/20	1,000,000	1,033,051
INTEGRATED TELECOMMUNICATION SERVICES—3.0%
Verizon Communications, Inc. , 5.15%, 9/15/23	1,300,000	1,404,228
PACKAGED FOODS & MEATS—4.2%
Campbell Soup Co. , 2.50%, 8/2/22	2,000,000	1,923,747
SEMICONDUCTORS—3.4%
Altera Corp. , 4.10%, 11/15/23	1,500,000	1,563,889
SYSTEMS SOFTWARE—2.2%
Microsoft Corp. , 1.85%, 2/12/20	1,000,000	991,843
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
Apple, Inc. , 1.80%, 5/11/20	1,200,000	1,181,049

THE ALGER PORTFOLIOS | ALGER BALANCED PORTFOLIO
Schedule of Investments March 31, 2018 (Unaudited) (Continued)

	PRINCIPAL
CORPORATE BONDS—34.8% (CONT. )	AMOUNT	VALUE
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—7.1%
(CONT. )
HP, Inc. , 4.38%, 9/15/21	2,000,000	$2,074,144
		3,255,193
TOTAL CORPORATE BONDS
(Cost $16,161,155)		15,987,006
Total Investments
(Cost $35,569,658)	98.3%	$45,153,100
Unaffiliated Securities (Cost $35,569,658)		45,153,100
Other Assets in Excess of Liabilities	1.7%	794,968
NET ASSETS	100.0%	$45,948,068

# American Depositary Receipts.
* Non-income producing security.

See Notes to Financial Statements.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:
The Alger Portfolios (the “Fund”) is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The
Fund qualifies as an investment company as defined in Financial Accounting Standards
Board Accounting Standards Codification 946-Financial Services – Investment Companies.
The Fund operates as a series company currently issuing seven series of shares of beneficial interest: Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio, Alger
Mid Cap Growth Portfolio, Alger SMid Cap Focus Portfolio, Alger Small Cap Growth
Portfolio, Alger Growth & Income Portfolio and Alger Balanced Portfolio (collectively the
“Portfolios” and individually a “Portfolio”). Alger Capital Appreciation Portfolio, Alger
Large Cap Growth Portfolio, Alger Mid Cap Growth Portfolio, Alger SMid Cap Focus
Portfolio and Alger Small Cap Growth Portfolio invest primarily in equity securities and each has an investment objective of long-term capital appreciation. Alger Growth &
Income Portfolio’s investment objectives are capital appreciation and current income; and
it also invests primarily in equity securities. Alger Balanced Portfolio’s investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed-income securities. Shares of the Portfolios are available to investment vehicles for variable annuity contracts and variable life insurance policies offered by separate accounts of life insurance companies, as well as qualified pension and retirement plans.

Alger Capital Appreciation Portfolio, Alger Large Cap Growth Portfolio and Alger Mid Cap
Growth Portfolio offer Class I-2 shares and Class S shares; each class has identical rights to assets and earnings except that only Class S shares have a plan of distribution and bear the related expenses. Alger SMid Cap Focus Portfolio, Alger Small Cap Growth Portfolio,
Alger Growth & Income Portfolio, and Alger Balanced Portfolio offer only Class I-2 shares.

NOTE 2 — Significant Accounting Policies:
(a) Investment Valuation: The Portfolios value their financial instruments (including escrow receivable) at fair value using independent dealers or pricing services under policies approved by the Fund’s Board of Trustees (“Board”). Investments of the Portfolios are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE
(normally 4:00 p.m. Eastern Time).
Investments in money market funds and short-term securities held by the Portfolios having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available are valued at the last quoted sales price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Debt securities generally trade in the over-the-counter market. Debt securities with remaining maturities of more than sixty days at the time of acquisition are valued on the basis of last available bid prices or current market quotations provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments.
Asset-backed and mortgage-backed securities are valued by independent pricing services using models that consider estimated cash flows of each tranche of the security, establish a benchmark yield and develop an estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche. Debt securities with a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Securities for which market quotations are not readily available are valued (including escrow receivable) at fair value, as determined in good faith pursuant to procedures established by the Board.

Securities in which the Portfolios invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing foreign prices to reflect what the investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolios’ are open.

Financial Accounting Standards Board Accounting Standards Codification 820 – Fair Value
Measurements and Disclosures (“ASC 820”) defines fair value as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Portfolios. Unobservable inputs are inputs that reflect the Portfolios’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

• Level 1 – quoted prices in active markets for identical investments
• Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Portfolio’s own assump-
tions in determining the fair value of investments)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The Portfolios’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level
1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional
Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for
Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the values may significantly differ from the values if there was an active market.

Valuation processes are determined by a Valuation Committee (“Committee”) established by the Fund’s Board and comprised of representatives of the Fund’s investment adviser.
The Committee reports its valuation determinations to the Board which is responsible for approving valuation policy and procedures.

While the Committee meets on an as-needed basis, the Committee meets at least quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations.
The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Portfolios’ pricing vendor, and variances between transactional prices and previous mark-to-markets.

The Portfolios will record a change to a security’s fair value level if new inputs are available or it becomes evident that inputs previously considered for leveling have changed or are no longer relevant. Transfers between Levels 1, 2 and 3 are recognized at the end of the reporting period.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.
NOTE 3 — Fair Value Measurements:
The major categories of securities and their respective fair value inputs are detailed in each Portfolio’s Schedule of Investments. Based upon the nature, characteristics, and risks associated with their investments as of March 31, 2018, the Portfolios have determined that presenting them by security type and sector is appropriate.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$87,340,096	$86,439,652	$900,444	—
Consumer Staples	4,375,643	4,375,643	—	—
Energy	6,720,652	6,720,652	—	—
Financials	36,079,443	36,079,443	—	—
Health Care	64,827,502	64,827,502	—	—
Industrials	40,740,441	40,740,441	—	—
Information Technology	225,219,780	224,088,729	893,657	$237,394
Materials	19,044,822	19,044,822	—	—
TOTAL COMMON STOCKS	$484,348,379	$482,316,884	$1,794,101	$237,394
MASTER LIMITED PARTNERSHIP
Financials	3,148,513	3,148,513	—	—
PREFERRED STOCKS
Health Care	549,589	—	—	549,589
Information Technology	1,094,277	—	—	1,094,277
TOTAL PREFERRED STOCKS	$1,643,866	—	—	$1,643,866
REAL ESTATE INVESTMENT TRUST
Real Estate	12,289,803	12,289,803	—	—
TOTAL INVESTMENTS IN
SECURITIES	$501,430,561	$497,755,200	$1,794,101	$1,881,260

Alger Large Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$44,395,397	$44,395,397	—	—
Financials	14,152,454	14,152,454	—	—
Health Care	55,173,336	55,173,336	—	—
Industrials	16,621,975	16,621,975	—	—
Information Technology	120,691,238	120,547,074	—	$144,164
Materials	7,149,386	7,149,386	—	—
Mutual Funds	7,435,407	7,435,407	—	—
TOTAL COMMON STOCKS	$265,619,193	$265,475,029	—	$144,164
PREFERRED STOCKS
Health Care	358,921	—	—	358,921
Information Technology	664,539	—	—	664,539
TOTAL PREFERRED STOCKS	$1,023,460	—	—	$1,023,460
REAL ESTATE INVESTMENT TRUST
Real Estate	3,066,230	3,066,230	—	—
TOTAL INVESTMENTS IN
SECURITIES	$269,708,883	$268,541,259	—	$1,167,624

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$19,343,291	$19,343,291	—	—
Consumer Staples	1,615,544	1,615,544	—	—
Energy	1,057,089	1,057,089	—	—
Financials	9,351,144	9,351,144	—	—
Health Care	28,777,160	28,777,160	—	—
Industrials	23,864,519	23,864,519	—	—
Information Technology	41,384,673	41,312,384	—	$72,289
Materials	5,572,753	5,572,753	—	—
TOTAL COMMON STOCKS	$130,966,173	$130,893,884	—	$72,289
PREFERRED STOCKS
Health Care	666,973	—	—	666,973
Information Technology	333,253	—	—	333,253
TOTAL PREFERRED STOCKS	$1,000,226	—	—	$1,000,226
REAL ESTATE INVESTMENT TRUST
Real Estate	3,002,327	3,002,327	—	—
RIGHTS
Health Care	1,265,134	—	—	1,265,134
SPECIAL PURPOSE VEHICLE
Financials	299,612	—	—	299,612
TOTAL INVESTMENTS IN
SECURITIES	$136,533,472	$133,896,211	—	$2,637,261
Escrow Receivable	$492,391	—	$492,391*	—

Alger SMid Cap Focus Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$778,648	$778,648	—	—
Energy	56,685	56,685	—	—
Financials	416,197	416,197	—	—
Health Care	910,032	910,032	—	—
Industrials	856,837	856,837	—	—
Information Technology	1,601,573	1,579,619	—	$21,954
Materials	26,878	26,878	—	—
Real Estate	295,470	295,470	—	—
TOTAL COMMON STOCKS	$4,942,320	$4,920,366	—	$21,954
PREFERRED STOCKS
Health Care	29,722	—	—	29,722
RIGHTS
Health Care	951	—	—	951
TOTAL INVESTMENTS IN
SECURITIES	$4,972,993	$4,920,366	—	$52,627

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Small Cap Growth Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$17,722,257	$17,722,257	—	—
Consumer Staples	2,394,272	2,394,272	—	—
Energy	2,795,249	2,795,249	—	—
Financials	6,319,449	6,319,449	—	—
Health Care	82,935,637	82,935,637	—	—
Industrials	10,788,670	10,788,670	—	—
Information Technology	70,280,052	70,280,052	—	—
Materials	3,549,667	3,549,667	—	—
TOTAL COMMON STOCKS	$196,785,253	$196,785,253	—	—
PREFERRED STOCKS
Health Care	805,547	—	—	$805,547
REAL ESTATE INVESTMENT TRUST
Real Estate	1,573,069	1,573,069	—	—
RIGHTS
Health Care	893,815	—	—**	893,815
SPECIAL PURPOSE VEHICLE
Financials	523,303	—	—	523,303
TOTAL INVESTMENTS IN
SECURITIES	$200,580,987	$198,358,322	—	$2,222,665
Escrow Receivable	$333,393	—	$333,393*	—

Alger Growth & Income Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$4,773,973	$4,773,973	—	—
Consumer Staples	3,347,449	3,347,449	—	—
Energy	1,780,993	1,780,993	—	—
Financials	5,467,404	5,467,404	—	—
Health Care	5,654,154	5,654,154	—	—
Industrials	3,769,953	3,769,953	—	—
Information Technology	8,611,023	8,611,023	—	—
Materials	661,819	661,819	—	—
Telecommunication Services	1,086,481	1,086,481	—	—
Utilities	241,570	241,570	—	—
TOTAL COMMON STOCKS	$35,394,819	$35,394,819	—	—
MASTER LIMITED PARTNERSHIP
Energy	167,791	167,791	—	—
Financials	546,632	546,632	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$714,423	$714,423	—	—
REAL ESTATE INVESTMENT TRUST
Financials	266,913	266,913	—	—
Real Estate	850,461	850,461	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$1,117,374	$1,117,374	—	—
SHORT-TERM INVESTMENTS
Money Market Fund	330,338	330,338	—	—
TOTAL INVESTMENTS IN
SECURITIES	$37,556,954	$37,556,954	—	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Balanced Portfolio	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Consumer Discretionary	$3,694,342	$3,694,342	—	—
Consumer Staples	2,628,583	2,628,583	—	—
Energy	1,399,769	1,399,769	—	—
Financials	4,262,946	4,262,946	—	—
Health Care	4,443,246	4,443,246	—	—
Industrials	2,963,756	2,963,756	—	—
Information Technology	6,762,409	6,762,409	—	—
Materials	529,981	529,981	—	—
Telecommunication Services	852,228	852,228	—	—
Utilities	190,186	190,186	—	—
TOTAL COMMON STOCKS	$27,727,446	$27,727,446	—	—
CORPORATE BONDS
Consumer Staples	1,923,747	—	$1,923,747	—
Energy	1,033,051	—	1,033,051	—
Financials	2,012,797	—	2,012,797	—
Industrials	3,802,258	—	3,802,258	—
Information Technology	5,810,925	—	5,810,925	—
Telecommunication Services	1,404,228	—	1,404,228	—
TOTAL CORPORATE BONDS	$15,987,006	—	$15,987,006	—
MASTER LIMITED PARTNERSHIP
Energy	132,289	132,289	—	—
Financials	426,692	426,692	—	—
TOTAL MASTER LIMITED
PARTNERSHIP	$558,981	$558,981	—	—
REAL ESTATE INVESTMENT TRUST
Financials	211,048	211,048	—	—
Real Estate	668,619	668,619	—	—
TOTAL REAL ESTATE
INVESTMENT TRUST	$879,667	$879,667	—	—
TOTAL INVESTMENTS IN
SECURITIES	$45,153,100	$29,166,094	$15,987,006	—

*Amounts held for indemnification claims of Sumitomo Dainippon Pharma Co., Ltd. following its acquisition of
Tolero Pharmaceuticals, Inc.
**The Portfolio’s holdings of Neuralstem, Inc. rights are classified as a Level 2 investment and are fair valued at zero as of March 31, 2018.

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Portfolio	Common Stocks
Opening balance at January 1, 2018	$237,394
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	237,394
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$—

Alger Capital Appreciation Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$2,293,932
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(650,066)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2018	1,643,866
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$(650,066)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Large Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2018	$144,164
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	144,164
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$—

Alger Large Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$1,447,999
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(424,539)
Purchases and sales
Purchases	–
Sales	–
Closing balance at March 31, 2018	1,023,460
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$(424,539)

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Portfolio	Common Stocks
Opening balance at January 1, 2018	$72,289
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	72,289
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$—

Alger Mid Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$1,279,260
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(279,034)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	1,000,226
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$(279,034)

Alger Mid Cap Growth Portfolio	Rights
Opening balance at January 1, 2018	$1,215,891
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	49,243
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	1,265,134
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$49,243

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2018	$295,162
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	4,450
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	299,612
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$4,450

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Portfolio	Common Stocks
Opening balance at January 1, 2018	$21,954
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	21,954
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger SMid Cap Focus Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$33,119
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(3,397)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	29,722
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$(3,397)

Alger SMid Cap Focus Portfolio	Rights
Opening balance at January 1, 2018	$951
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	951
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Portfolio	Preferred Stocks
Opening balance at January 1, 2018	$1,532,826
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(727,279)
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	805,547
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$(727,279)

Alger Small Cap Growth Portfolio	Rights
Opening balance at January 1, 2018	$860,472
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	33,343
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	893,815
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$33,343

Special Purpose
Alger Small Cap Growth Portfolio	Vehicle
Opening balance at January 1, 2018	$515,531
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	7,772
Purchases and sales
Purchases	—
Sales	—
Closing balance at March 31, 2018	523,303
Net change in unrealized appreciation (depreciation) attributable to investments
still held at March 31, 2018	$7,772

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The following table provides quantitative information about our Level 3 fair value measurements of our investments as of March 31, 2018. In addition to the techniques and inputs noted in the table below, according to our valuation policy we may also use other valuation techniques and methodologies when determining our fair value measurements.
The table below is not intended to be all-inclusive, but rather provides information on the
Level 3 inputs as they relate to our fair value measurements.

	Fair Value	Valuation	Unobservable		Weighted
March 31, 2018		Methodology	Input	Input/Range	Average
Alger Capital Appreciation Portfolio
Common Stocks	$237,394	Market	Market	N/A*	N/A
		Approach	Quotation
Preferred Stocks	1,643,866	Market	Time to Exit	1.75 years	N/A
		Approach	Volatility	77.9%	N/A
			Market	N/A	N/A
			Quotation
Alger Large Cap Growth Portfolio
Common Stocks	$144,164	Market	Market	N/A*	N/A
		Approach	Quotation
Preferred Stocks	1,023,460	Market	Time to Exit	1.75 years	N/A
		Approach	Volatility	77.9%	N/A
			Market	N/A	N/A
			Quotation
Alger Mid Cap Growth Portfolio
Common Stocks	$72,289	Market	Market	N/A*	N/A
		Approach	Quotation
Preferred Stocks	523,053	Market	Time to Exit	1.75 years	N/A
		Approach	Volatility	77.9%	N/A
			Market	N/A	N/A
			Quotation
Preferred Stocks	477,173	Income	Discount Rate	40%-44%	N/A
		Approach
Special Purpose Vehicle	299,612	Market	Revenue Multiple	3.1x-4.5x	N/A
		Approach
Rights	1,265,134	Income	Discount Rate	5.52%-30.79%	N/A
		Approach
Alger SMid Cap Focus Portfolio
Common Stocks	$21,954	Market	Market	N/A*	N/A
		Approach	Quotation
Preferred Stocks	29,722	Income	Discount Rate	40%-44%	N/A
		Approach
Rights	951	Income	Discount Rate	2.05%	N/A
		Approach

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value	Valuation	Unobservable		Weighted
	March 31, 2018	Methodology	Input	Input/Range	Average
Alger Small Cap Growth Portfolio
Preferred Stocks	$594,475	Market	Time to Exit	1.75 years	N/A
		Approach	Volatility	77.9%	N/A
Preferred Stocks	211,072	Income	Discount Rate	40%-44%	N/A
		Approach
Special Purpose Vehicle	523,303	Market	Revenue Multiple	3.1x-4.5x	N/A
		Approach
Rights	893,815	Income	Discount Rate	2.05%-30.72%	17.24%
		Approach

* The Portfolio utilized a market approach to fair value this security. The significant unobservable input used in the valuation model was a market quotation available to the Portfolio at March 31, 2018.

The significant unobservable inputs used in the fair value measurement of the Portfolios’
securities are revenue and EBITDA multiples, discount rates, and the probabilities of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurements as noted in the table above. Generally, increases in revenue and
EBITDA multiples, decreases in discount rates, and increases in the probabilities of success results in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probabilities of success results in lower fair value measurements.

On March 31, 2018, there were no transfers of securities between Level 1, Level 2 and
Level 3.

Certain of the Portfolio’s assets and liabilities are held at carrying amount or face value, which approximates fair value for financial statement purposes. As of March 31, 2018, such assets are categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign cash and Cash equivalents:
Alger Capital Appreciation Portfolio	$9,079,689	—	$9,079,689	—
Alger Large Cap Growth Portfolio	3,653,145	—	3,653,145	—
Alger Mid Cap Growth Portfolio	2,687,629	—	2,687,629	—
Alger SMid Cap Focus Portfolio	113,185	—	113,185	—
Alger Small Cap Growth Portfolio	646,018	—	646,018	—
Alger Growth & Income Portfolio	307,007	—	307,007	—
Alger Balanced Portfolio	588,160	—	588,160	—

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Derivatives:
Financial Accounting Standards Board Accounting Standards Codification 815 – Derivatives
and Hedging (“ASC 815”) requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of and gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

Options—The Portfolios seek to capture the majority of the returns associated with equity market investments. To meet this investment goal, the Portfolios invest in a broadly diversified portfolio of common stocks and may also buy and sell call and put options on equities and equity indexes. The Portfolios may purchase call options to increase its exposure to the stock market and also provide diversification of risk. The Portfolios may purchase put options in order to protect from significant market declines that may occur over a short period of time. The Portfolios may write covered call and cash-secured put options to generate cash flows while reducing the volatility of the portfolios. The cash flows may be an important source of the Portfolios return, although written call options may reduce the Portfolios ability to profit from increases in the value of the underlying security or equity portfolio. The value of a call option generally increases as the price of the underlying stock increases and decreases as the stock decreases in price. Conversely, the value of a put option generally increases as the price of the underlying stock decreases and decreases as the stock increases in price. The combination of the diversified stock portfolio and the purchase and sale of options is intended to provide the Portfolios with the majority of the returns associated with equity market investments but with reduced volatility and returns that are augmented with the cash flows from the sale of options.

There were no derivative instruments throughout the period or as of March 31, 2018.

NOTE 5 — Affiliated Securities:
The issuers of the securities listed below are deemed to be affiliates of the Portfolios because the Portfolios or its affiliates owned 5% or more of the issuer’s voting securities during all or part of the period ended March 31, 2018. Purchase and sale transactions during the period were as follows:

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger Large Cap Growth Portfolio
Common Stocks
Alger 25 Fund, Cl. P	—	717,703	—	717,703	—	—	$(64,593)	$7,435,407
Total					—	—	$(64,953)	$7,435,407

THE ALGER PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger Mid Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	170,419	—	—	170,419	—	—	$(54,534)	$477,173
Total					—	—	$(54,534)	$477,173

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger SMid Cap Focus Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	10,615	—	—	10,615	—	—	$(3,397)	$29,722
Total					—	—	$(3,397)	$29,722

							Net Increase
	Shares/			Shares/			(Decrease)
	Par at			Par at			in	Value at
	December	Purchases/	Sales/	March 31,	Interest	Realized	Unrealized	March 31,
Security	31, 2017	Conversion	Conversion	2018	Income	Gain (Loss)	App(Dep)	2018
Alger Small Cap Growth Portfolio
Preferred Stocks
Prosetta Biosciences,
Inc. , Series D	75,383	—	—	75,383	—	—	$(24,123)	$211,072
Total					—	—	$(24,123)	$211,072

ITEM 2. Controls and Procedures.

(a) Based on their evaluation of Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing of this document, Registrant’s principal executive officer and principal financial officer found Registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by Registrant in the reports it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to Registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) No changes in the registrant’s internal control over financial reporting occurred during the registrant’s last fiscal quarter that materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by
Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.
CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Portfolios

By /s/Hal Liebes

Hal Liebes

President

Date: May 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Hal Liebes

Hal Liebes

President

Date: May 22, 2018

By /s/ Michael D. Martins

Michael D. Martins

Treasurer

Date: May 22, 2018